Accumulated Other Comprehensive Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Accumulated Other Comprehensive Income
Balance at the beginning of the year		¥ (1,433,660)	¥ (1,746,543)
Other comprehensive income before reclassification, net of tax		37,157	24,656
Amounts reclassified from accumulated other comprehensive income, net of tax		(13,838)	(11,361)
Foreign currency translation adjustment	$ 12,659	86,458
Balance at the end of the year	160,357	1,095,243	(1,433,660)
Unrealized gains on available-for-sale securities/investments
Accumulated Other Comprehensive Income
Balance at the beginning of the year		19,123	5,828
Other comprehensive income before reclassification, net of tax		37,157	24,656
Amounts reclassified from accumulated other comprehensive income, net of tax		(13,838)	(11,361)
Balance at the end of the year	6,214	42,442	19,123
Foreign currency translation adjustment
Accumulated Other Comprehensive Income
Foreign currency translation adjustment		86,458
Balance at the end of the year	12,659	86,458
Accumulated other comprehensive income
Accumulated Other Comprehensive Income
Balance at the beginning of the year		19,123	5,828
Balance at the end of the year	$ 18,873	¥ 128,900	¥ 19,123